UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08049

______________________________________________

RENAISSANCE CAPITAL GREENWICH FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

100 FIRST STAMFORD PLACE, SUITE 403

STAMFORD, CONNECTICUT 06902

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
State Street Bank and Trust Company Rebecca Gilding, Esq. One Lincoln Street, SUM0703 Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30th

Date of reporting period: March 31, 2023

Item 1: Shareholder Report

(a)	The Report to Shareholders is attached herewith.

Renaissance IPO ETF

Renaissance International IPO ETF

2023 Semi-Annual Report

March 31, 2023

Renaissance Capital LLC

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please visit our website at etfs.renaissancecapital.com/docs/renaissance-ipo-etfs-prospectus.pdf or call (866) 486-6645. Read the prospectus or summary prospectus carefully before investing.

Renaissance IPO ETF
Portfolio Summary (Unaudited)

Top Ten Holdings
As of March 31, 2023

% of Net Assets
Snowflake, Inc.	10.5%
Airbnb, Inc.	9.4%
ROBLOX Corp.	4.0%
Coupang, Inc.	4.0%
DoorDash, Inc.	3.9%
Palantir Technologies, Inc.	3.8%
Royalty Pharma PLC	3.3%
Li Auto, Inc.	3.2%
KE Holdings, Inc.	2.9%
Coinbase Global, Inc.	2.6%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holding By Industry
As of March 31, 2023

	% of		% of
	Net Assets		Net Assets
Software	17.2%	Ground Transportation	1.3%
Hotels, Restaurants & Leisure	13.7%	Consumer Staples Distribution & Retail	1.2%
IT Services	11.3%	Health Care Technology	0.9%
Automobiles	6.6%	Health Care Equipment & Supplies	0.9%
Entertainment	5.0%	Life Sciences Tools & Services	0.9%
Broadline Retail	5.0%	Diversified Consumer Services	0.8%
Capital Markets	4.4%	Insurance	0.8%
Pharmaceuticals	3.5%	Professional Services	0.7%
Real Estate Management & Development	3.0%	Building Products	0.6%
Financial Services	2.9%	Automobile Components	0.5%
Interactive Media & Services	2.8%	Marine Transportation	0.5%
Health Care Providers & Services	2.5%	Commercial Services & Supplies	0.5%
Banks	2.4%	Trading Companies & Distributors	0.4%
Biotechnology	2.2%	Consumer Finance	0.3%
Semiconductors & Semiconductor Equipment	1.9%	Personal Care Products	0.1%
Textiles, Apparel & Luxury Goods	1.6%	Energy Equipment & Services	0.1%
Specialty Retail	1.4%	Short-Term Investments	6.4%
Electrical Equipment	1.3%	Liabilities less Other Assets	(5.6%)
		Total	100.0%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 1

Renaissance International IPO ETF
Portfolio Summary (Unaudited)

Top Ten Holdings
As of March 31, 2023
% of Net Assets
Dr Ing hc F Porsche AG	10.2%
Kuaishou Technology	7.5%
JD Health International, Inc.	6.8%
Nongfu Spring Co. Ltd.	5.7%
SenseTime Group, Inc.	4.6%
GoTo Gojek Tokopedia Tbk PT	4.6%
Wise PLC	4.2%
China Resources Mixc Lifestyle Services Ltd.	2.7%
JD Logistics, Inc.	2.7%
Nordnet AB publ	2.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holding By Industry
As of March 31, 2023

	% of		% of
	Net Assets		Net Assets
Broadline Retail	15.6%	Machinery	2.0%
Automobiles	12.4%	Independent Power Producers &
Interactive Media & Services	7.5%	Energy Traders	2.0%
IT Services	6.6%	Containers & Packaging	1.4%
Beverages	5.6%	Life Sciences Tools & Services	1.3%
Capital Markets	5.4%	Chemicals	1.2%
Specialty Retail	4.7%	Household Durables	1.0%
Software	4.6%	Textiles, Apparel & Luxury Goods	0.9%
Real Estate Management & Development	4.4%	Oil, Gas & Consumable Fuels	0.9%
Air Freight & Logistics	4.3%	Pharmaceuticals	0.7%
Food Products	3.2%	Health Care Equipment & Supplies	0.7%
Insurance	3.1%	Household Products	0.5%
Biotechnology	2.9%	Automobile Components	0.2%
Trading Companies & Distributors	2.2%	Electrical Equipment	0.2%
Health Care Providers & Services	2.2%	Short-Term Investments	2.0%
Tobacco	2.0%	Liabilities less Other Assets	(1.7%)
		Total	100.0%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 2

Renaissance IPO ETF
Portfolio of Investments (Unaudited)
March 31, 2023

Shares		Value (US$)
	COMMON STOCKS - 99.2%
	COMMUNICATION SERVICES - 7.8%
	Entertainment - 5.0%
43,204	Endeavor Group Holdings, Inc. - Class A *	$1,033,872
29,931	Playtika Holding Corp. *	337,023
120,977	ROBLOX Corp. - Class A *	5,441,545
		6,812,440
	Interactive Media & Services - 2.8%
33,039	Bumble, Inc. - Class A *	645,913
44,798	Kanzhun Ltd. - ADR *	852,506
91,506	ZoomInfo Technologies, Inc. *	2,261,113
		3,759,532
		10,571,972
	CONSUMER DISCRETIONARY - 29.7%
	Automobile Components - 0.5%
15,687	Mobileye Global, Inc. - Class A *	678,776

	Automobiles - 6.6%
175,058	Li Auto, Inc. - ADR *	4,367,697
173,029	Rivian Automotive, Inc. - Class A *	2,678,489
174,965	XPeng, Inc. - ADR * (a)	1,943,861
		8,990,047
	Broadline Retail - 5.0%
339,030	Coupang, Inc. *	5,424,480
27,134	Global-e Online Ltd. *	874,529
28,824	MINISO Group Holding Ltd. - ADR	511,338
13,440	Ozon Holdings PLC - ADR * ±	134
		6,810,481
	Diversified Consumer Services - 0.8%
7,949	Duolingo, Inc. *	1,133,448

	Hotels, Restaurants & Leisure - 13.8%
102,784	Airbnb, Inc. - Class A *	12,786,330
83,270	DoorDash, Inc. - Class A *	5,292,641
11,265	Dutch Bros, Inc. - Class A * (a)	356,312
22,549	Sportradar Holding AG - Class A *	262,245
		18,697,528
	Specialty Retail - 1.4%
25,134	Academy Sports & Outdoors, Inc.	1,639,993
26,543	Petco Health & Wellness Co., Inc. *	238,887
		1,878,880
	Textiles, Apparel & Luxury Goods - 1.6%
70,219	On Holding AG - Class A *	2,178,896
		40,368,056

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 3

Renaissance IPO ETF
Portfolio of Investments (Unaudited)
March 31, 2023 (Continued)

Shares		Value (US$)
	CONSUMER STAPLES - 1.3%
	Consumer Staples Distribution & Retail - 1.2%
77,535	Albertsons Cos., Inc. - Class A	$1,611,178

	Personal Care Products - 0.1%
40,708	Olaplex Holdings, Inc. *	173,823
		1,785,001
	ENERGY - 0.1%
	Energy Equipment & Services - 0.1%
7,435	ProFrac Holding Corp. - Class A *	94,201

	FINANCIALS - 10.9%
	Banks - 2.4%
679,674	NU Holdings Ltd. - Class A *	3,235,248

	Capital Markets - 4.4%
53,194	Coinbase Global, Inc. - Class A *	3,594,318
190,146	Robinhood Markets, Inc. - Class A *	1,846,318
20,470	TPG, Inc.	600,385
		6,041,021
	Consumer Finance - 0.4%
227,718	Lufax Holding Ltd. - ADR	464,545

	Financial Services - 2.9%
73,439	Affirm Holdings, Inc. *	827,658
26,550	Corebridge Financial, Inc.	425,331
34,441	Dlocal Ltd. * (a)	558,633
9,626	Enact Holdings, Inc. (a)	220,050
143,160	Marqeta, Inc. - Class A *	654,241
16,782	Shift4 Payments, Inc. - Class A * (a)	1,272,076
		3,957,989
	Insurance - 0.8%
27,699	Ryan Specialty Holdings, Inc. *	1,114,608
		14,813,411
	HEALTH CARE - 10.8%
	Biotechnology - 2.2%
18,300	Legend Biotech Corp. - ADR *	882,426
11,503	Prometheus Biosciences, Inc. *	1,234,502
23,688	Vaxcyte, Inc. *	887,826
		3,004,754
	Health Care Equipment & Supplies - 0.9%
11,519	Bausch + Lomb Corp. *	200,546
15,943	Inari Medical, Inc. *	984,321
		1,184,867
	Health Care Providers & Services - 2.5%
62,916	agilon health, Inc. * (a)	1,494,255
38,752	Oak Street Health, Inc. *	1,498,927
16,997	Privia Health Group, Inc. *	469,287
		3,462,469

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 4

Renaissance IPO ETF
Portfolio of Investments (Unaudited)
March 31, 2023 (Continued)

Shares		Value (US$)
	Health Care Technology - 0.9%
37,169	Doximity, Inc. - Class A * (a)	$1,203,532

	Life Sciences Tools & Services - 0.8%
7,957	AbCellera Biologics, Inc. * (a)	59,996
36,408	Maravai LifeSciences Holdings, Inc. - Class A *	510,076
32,791	Sotera Health Co. *	587,287
		1,157,359
	Pharmaceuticals - 3.5%
8,622	Harmony Biosciences Holdings, Inc. *	281,508
123,913	Royalty Pharma PLC - Class A	4,464,586
		4,746,094
		14,759,075
	INDUSTRIALS - 5.3%
	Building Products - 0.6%
36,949	AZEK Co., Inc. *	869,779

	Commercial Services & Supplies - 0.5%
20,632	Driven Brands Holdings, Inc. *	625,356

	Electrical Equipment - 1.3%
11,976	Fluence Energy, Inc. * (a)	242,514
9,234	NEXTracker, Inc. - Class A *	334,825
53,787	Shoals Technologies Group, Inc. - Class A *	1,225,806
		1,803,145
	Ground Transportation - 1.3%
209,891	Full Truck Alliance Co. Ltd. - ADR *	1,597,270
10,172	Hertz Global Holdings, Inc. *	165,702
		1,762,972
	Marine Transportation - 0.5%
27,197	ZIM Integrated Shipping Services Ltd. (a)	641,305

	Professional Services - 0.7%
83,544	Dun & Bradstreet Holdings, Inc.	980,807

	Trading Companies & Distributors - 0.4%
24,315	Core & Main, Inc. - Class A * (a)	561,677
		7,245,041
	INFORMATION TECHNOLOGY - 30.4%
	IT Services - 11.3%
23,030	DigitalOcean Holdings, Inc. * (a)	902,085
92,495	Snowflake, Inc. - Class A *	14,271,053
28,410	Thoughtworks Holding, Inc. *	209,098
		15,382,236
	Semiconductors & Semiconductor Equipment - 1.9%
22,031	Allegro MicroSystems, Inc. *	1,057,268
21,095	GLOBALFOUNDRIES, Inc. * (a)	1,522,637
		2,579,905

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 5

Renaissance IPO ETF
Portfolio of Investments (Unaudited)
March 31, 2023 (Continued)

Shares		Value (US$)
	Software - 17.2%
72,744	AppLovin Corp. - Class A *	$1,145,718
24,276	Asana, Inc. - Class A *	512,952
56,132	Bentley Systems, Inc. - Class B	2,413,115
16,290	Braze, Inc. - Class A *	563,145
21,273	Clear Secure, Inc. - Class A	556,714
41,274	Confluent, Inc. - Class A *	993,465
28,506	DoubleVerify Holdings, Inc. *	859,456
32,616	Freshworks, Inc. - Class A *	500,982
16,996	Gitlab, Inc. - Class A * (a)	582,793
11,831	HashiCorp, Inc. - Class A *	346,530
12,101	Informatica, Inc. - Class A *	198,456
5,619	Instructure Holdings, Inc. *	145,532
4,003	Monday.com Ltd. *	571,428
612,967	Palantir Technologies, Inc. - Class A *	5,179,571
20,141	Paycor HCM, Inc. *	534,139
14,938	PowerSchool Holdings, Inc. - Class A *	296,071
23,657	Procore Technologies, Inc. *	1,481,638
42,325	Qualtrics International, Inc. - Class A *	754,655
63,469	SentinelOne, Inc. - Class A *	1,038,353
125,489	UiPath, Inc. - Class A *	2,203,587
78,601	Unity Software, Inc. * (a)	2,549,817
		23,428,117
		41,390,258
	REAL ESTATE - 2.9%
	Real Estate Management & Development - 2.9%
213,532	KE Holdings, Inc. - ADR *	4,022,943

	TOTAL COMMON STOCKS (Cost - $220,007,971)	135,049,958

	SHORT-TERM INVESTMENTS - 6.4%
8,651,242	State Street Navigator Securities Lending Government Money Market Portfolio (b)	8,651,242
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,651,242)	8,651,242

	TOTAL INVESTMENTS - 105.6% (Cost - $228,659,213) (c)	$143,701,200
	LIABILITIES LESS OTHER ASSETS - (5.6) %	(7,619,400)
	NET ASSETS - 100.0%	$136,081,800

*	Non-income producing security.

±	Investments categorized as a significant unobservable input (Level 3). At March 31, 2023, the aggregate value of these securities amounted to $134 or less than 0.01% of Net Assets.

(a)	Securities (or a portion of the security) on loan. As of March 31, 2023, the market value of securities loaned was $10,323,002. The loaned securities were secured with cash collateral of $8,651,242 and non-cash collateral with a value of $1,503,900. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $228,659,213. At March 31, 2023, net depreciation for all securities was $84,958,013. This consists of aggregate gross unrealized appreciation of $3,041,574 and aggregate gross unrealized depreciation of $87,999,587.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 6

Renaissance International IPO ETF
Portfolio of Investments (Unaudited)
March 31, 2023

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	BELGIUM - 2.2%
6,404	Azelis Group NV	$162,238

	BRITAIN - 8.3%
22,211	Allfunds Group PLC	146,454
37,048	Dr. Martens PLC	65,034
9,676	Pepco Group NV *	93,028
46,545	Wise PLC - Class A *	312,238
		616,754
	CANADA - 4.1%
4,820	Definity Financial Corp.	125,787
4,113	Nuvei Corp. *	179,189
		304,976
	CHINA - 46.0%
32,000	Akeso, Inc. * (a)	164,690
1,745	Asymchem Laboratories Tianjin Co. Ltd. - Class H (a)	21,929
56,032	Blue Moon Group Holdings Ltd. (a)	35,761
7,425	CALB Co. Ltd. *	18,558
38,227	China Resources Mixc Lifestyle Services Ltd.	200,877
4,600	China Tourism Group Duty Free Corp. Ltd. - Class H * (a)	113,742
257,103	Evergrande Property Services Group Ltd. * ±	18,669
8,059	Hangzhou Tigermed Consulting Co. Ltd. - Class H	75,663
22,753	Hygeia Healthcare Holdings Co. Ltd. *	161,737
68,460	JD Health International, Inc. *	509,314
109,934	JD Logistics, Inc. *	197,464
4,329	JL Mag Rare-Earth Co. Ltd. - Class H	12,960
5,358	Joinn Laboratories China Co. Ltd. - Class H	20,852
72,390	Kuaishou Technology *	557,456
73,154	Nongfu Spring Co. Ltd. - Class H	420,757
4,100	Onewo, Inc. - Class H *	18,359
46,230	Pop Mart International Group Ltd. (a)	126,030
9,500	Remegen Co. Ltd. - Class H *	50,647
1,016,858	SenseTime Group, Inc. - Class B *	344,570
15,000	Shanghai MicroPort MedBot Group Co. Ltd. * (a)	53,982
31,000	Simcere Pharmaceutical Group Ltd. (a)	32,580
118,236	Smoore International Holdings Ltd. (a)	151,826
75,581	Sunshine Insurance Group Co. Ltd. *	44,098
6,800	Tianqi Lithium Corp. - Class H * (a)	45,781
5,137	Zhejiang Leapmotor Technologies Ltd. * (a)	25,456
		3,423,758
	FRANCE - 0.4%
1,729	Antin Infrastructure Partners SA	31,295

	GERMANY - 10.2%
5,937	Dr Ing hc F Porsche AG - (Preference Shares) *	759,764

	INDONESIA - 5.7%
1,166,600	Avia Avian Tbk PT	46,292
1,163,000	Global Digital Niaga Tbk PT *	35,834
47,043,987	GoTo Gojek Tokopedia Tbk PT *	341,978
		424,104
	ITALY - 1.6%
6,732	Ariston Holding NV	74,104
2,344	Industrie De Nora SpA * (a)	46,977
		121,081

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 7

Renaissance International IPO ETF
Portfolio of Investments (Unaudited)
March 31, 2023 (Continued)

Shares		Value (US$)
	NETHERLANDS - 3.2%
6,758	CTP NV	$87,362
5,310	JDE Peet’s NV	154,448
		241,810
	NORWAY - 2.2%
46,755	AutoStore Holdings Ltd. * (a)	100,344
26,669	Var Energi ASA (a)	65,006
		165,350
	PHILIPPINES - 1.1%
474,669	Monde Nissin Corp.	85,653

	POLAND - 4.0%
26,400	Allegro.eu SA *	179,231
13,406	InPost SA *	122,301
		301,532
	RUSSIA - 0.0%
11,913	Fix Price Group Ltd. - GDR * ±	119

	SPAIN - 2.0%
3,748	Corp. ACCIONA Energias Renovables SA	145,354

	SWEDEN - 4.4%
11,268	Nordnet AB publ	185,375
32,428	Volvo Car AB - Class B *	141,207
		326,582
	THAILAND - 3.8%
182,888	PTT Oil & Retail Business PCL	113,920
78,840	SCG Packaging PCL	106,634
164,521	Thai Life Insurance PCL *	61,103
		281,657
	UNITED STATES - 0.5%
41,938	GQG Partners, Inc.	36,584

	TOTAL COMMON STOCKS
	(Cost - $9,963,574)	7,428,611

	SHORT-TERM INVESTMENTS - 2.0%
151,675	State Street Navigator Securities Lending Government Money Market Portfolio (b)	151,675
	TOTAL SHORT-TERM INVESTMENTS (Cost - $151,675)	151,675

	TOTAL INVESTMENTS - 101.7% (Cost - $10,115,249) (c)	7,580,286
	LIABILITIES LESS OTHER ASSETS - (1.7)%	(129,656)
	NET ASSETS - 100.0%	$7,450,630

*	Non-income producing security.

±	Investments categorized as a significant unobservable input (Level 3). At March 31, 2023, the aggregate value of these securities amounted to $18,788 or 0.25% of Net Assets.

(a)	Securities (or a portion of the security) on loan. As of March 31, 2023, the market value of securities loaned was $868,842. The loaned securities were secured with cash collateral of $148,722 and non-cash collateral with a value of $786,412. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $10,115,249. At March 31, 2023, net depreciation for all securities was $2,534,963. This consists of aggregate gross unrealized appreciation of $267,836 and aggregate gross unrealized depreciation of $2,802,799.

GDR - Global Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 8

Renaissance IPO ETFs
Statements of Assets And Liabilities
March 31, 2023 (Unaudited)

		Renaissance
	Renaissance IPO	International IPO
	ETF	ETF
Assets
Investment Securities
At Cost	$228,659,213	$10,115,249
At Value*	143,701,200	7,580,286
Cash	1,088,027	26,506
Foreign Cash, at Value (Cost $0 and $84, respectively)	—	84
Dividends Receivable	9,215	3,108
Total Assets	144,798,442	7,609,984

Liabilities
Payable Upon Receipt of Securities Loaned	8,651,242	151,675
Accrued Management Fees	65,400	7,679
Total Liabilities	8,716,642	159,354

Net Assets	$136,081,800	$7,450,630

Net Assets Consist of:
Paid-in-Capital	$426,273,685	$21,263,324
Distributable earnings (accumulated loss)	(290,191,885)	(13,812,694)
Total Net Assets	$136,081,800	$7,450,630

Net Asset Value Per Share	$29.26	$16.56
Shares Outstanding (unlimited amount authorized)	4,650,000	450,001
* Includes investments in securities on loan, at value	$10,323,002	$868,842

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 9

Renaissance IPO ETFs
Statements of Operations
For the Period Ended March 31, 2023 (Unaudited)

		Renaissance
	Renaissance IPO	International IPO
	ETF	ETF
Investment Income
Dividends (net of foreign tax withheld of $22,395 and $5,181, respectively)	$672,089	$30,088
Securities Lending Income	70,672	6,762
Total Investment Income	742,761	36,850

Expenses
Management Fees	421,774	33,620

Net Investment Income	320,987	3,230

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Loss on Investments	(24,159,576)	(1,399,893)
Net Realized Loss on In- Kind Transactions	(414,560)	(47,664)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(1,381)
Net Change in Unrealized Appreciation on Investments	24,485,975	2,596,069
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	573
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(88,161)	1,147,704

Net Increase in Net Assets Resulting from Operations	$232,826	$1,150,934

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 10

Renaissance IPO ETF
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	$320,987	$(797,165)
Net Realized Loss on Investments and Foreign Currency	(24,159,576)	(125,031,718)
Net Realized Loss on In-Kind Transactions	(414,560)	(19,471,017)
Net Change in Unrealized Appreciation (Depreciation) of Investments and Foreign currency	24,485,975	(73,551,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	232,826	(218,851,749)

Distributions to Shareholders From
Retained Earnings	—	(164,816)

Fund Share Transactions
Proceeds from Shares Sold	44,910,720	162,781,615
Cost of Shares Redeemed	(65,184,950)	(286,339,748)
Net Decrease in Net Assets from Fund Share Transactions	(20,274,230)	(123,558,133)
Total Decrease in Net Assets	(20,041,404)	(342,409,882)

Net Assets
Beginning of Period	156,123,204	498,533,086
End of Period	$136,081,800	$156,123,204

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	1,550,000	3,900,000
Number of Shares Redeemed	(2,400,000)	(6,150,000)
Net Decrease in Fund Shares	(850,000)	(2,250,000)

See accompanying Notes to Financial Statements.

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Renaissance International IPO ETF
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	$3,230	$(4,295)
Net Realized Loss on Investments and Foreign Currency	(1,401,274)	(6,576,874)
Net Realized Loss on In-Kind Transactions	(47,664)	(202,733)
Net Change in Unrealized Appreciation (Depreciation) of Investments and Foreign currency	2,596,642	(3,325,976)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,150,934	(10,109,878)

Fund Share Transactions
Proceeds from Shares Sold	—	—
Cost of Shares Redeemed	(2,440,886)	(5,215,974)
Net Decrease in Net Assets from Fund Share Transactions	(2,440,886)	(5,215,974)
Total Decrease in Net Assets	(1,289,952)	(15,325,852)

Net Assets
Beginning of Period	8,740,582	24,066,434
End of Period	$7,450,630	$8,740,582

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	—	—
Number of Shares Redeemed	(150,000)	(200,000)
Net Decrease in Fund Shares	(150,000)	(200,000)

See accompanying Notes to Financial Statements.

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Renaissance IPO ETF
Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2023		Year Ended September 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net Assets Value, Beginning of Period	$28.39		$64.33	$52.05	$28.24	$30.26	$26.61
Income (Loss) From Investment Operations
Net Investment Income (Loss)(1)	0.06		(0.13)	(0.19)	(0.08)	0.16	0.13
Net Realized and Unrealized Gain (Loss)	0.81		(35.81)	12.46	24.02	(2.10)	3.63
Total from Investment Operations	0.87		(35.94)	12.27	23.94	(1.94)	3.76
Other Capital(1)	0.00		0.00	0.01	0.00	0.00	0.00
Distribution to Shareholders From Net Investment Income	—		—	—	(0.13)	(0.08)	(0.11)
Net Asset Value, End of Period	$29.26		$28.39	$64.33	$52.05	$28.24	$30.26

Total Return(2)	3.10%		(55.87)%	23.59%	85.18%	(6.43)%	14.13%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$136,082		$156,123	$498,533	$226,403	$42,367	$19,668
Ratio of Net Expenses to Average Net Assets	0.60	% (3)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.46	% (3)	(0.28)%	(0.30)%	(0.21)%	0.53%	0.45%
Portfolio Turnover Rate(4)	16%		57%	156%	152%	92%	192%

(1)	Calculated using average shares method.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3)	Annualized.

(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

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Renaissance International IPO ETF
Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2023		Year Ended September 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net Assets Value, Beginning of Period	$14.57		$30.08	$32.21	$21.57	$22.47	$23.00
Income (Loss) From Investment Operations
Net Investment Income (Loss)(1)	0.01		(0.01)	0.02	0.42	0.29	0.22
Net Realized and Unrealized Gain (Loss)	1.98		(15.50)	(1.95)	10.27	(0.20)	(0.54)
Total from Investment Operations	1.99		(15.51)	(1.93)	10.69	0.09	(0.32)
Distribution to Shareholders From Net Investment Income	—		—	(0.13)	(0.05)	(0.19)	(0.21)
From Realized Gain on Investments	—		—	(0.07)	—	(0.80)	—
Net Asset Value, End of Period	$16.56		$14.57	$30.08	$32.21	$21.57	$22.47

Total Return(2)	13.65%		(51.57)%	(6.09)%	49.65%	0.95%	(1.43)%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$7,451		$8,741	$24,066	$38,653	$2,157	$2,247
Ratio of Net Expenses to Average Net Assets	0.80	% (3)	0.81%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08	% (3)	(0.03)%	0.06%	1.46%	1.41%	0.92%
Portfolio Turnover Rate(4)	43%		118%	137%	127%	80%	107%

(1)	Calculated using average shares method.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3)	Annualized.

(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 14

Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited)

The Renaissance IPO ETF and the Renaissance International IPO ETF (each a “Fund” and collectively, the “Funds”) are a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware Trust, operating as a registered, non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Funds. The shares of the Funds are referred to herein as “Shares.” The Renaissance IPO ETF commenced operations on October 14, 2013 and the Renaissance International IPO ETF commenced operations on October 6, 2014. The financial statements herein relate solely to those of the Funds.

The Funds are exchange-traded funds (“ETFs”). As ETFs, the Funds trade like other publicly-traded securities and are designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Funds may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Funds are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

1. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

A.  FOREIGN CURRENCY TRANSLATIONS: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

B.  SECURITY VALUATION: The values of the Funds’ securities for which market quotations are readily available as defined in Rule 2a-5 under the 1940 Act are based on the securities’ last quoted sales prices on their principal exchanges. In the absence of a last reported sales price, values may be based on the mean between the current bid and ask prices, if available. Any Fund’s securities for which market quotations are not readily available, as well as restricted securities or other investment assets, are to be valued at fair value as determined in good faith in accordance with Valuation Procedures, approved by the Board of Trustees (the “Board”). To carry out the responsibility to determine the Fair Value of any securities or other assets for which market quotations are not readily available, the Board has designated Renaissance Capital LLC (the “Adviser” or “Valuation Designee”) as the Valuation Designee. The Funds’ Administrator, State Street Bank and Trust Company, assists the Valuation Designee with its responsibilities as set forth in the Valuation Procedures. As a general principle, the “fair value” of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Adviser with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the Adviser and the methodologies used to value comparable or similar securities in those Funds; (vi) the extent to which the fair value determination will be based on data or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security. Short-term instruments with maturities of 60 days or less at the date of the purchase generally are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited) (Continued)

asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be received upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Renaissance IPO ETF
Common Stocks(1)	$135,049,824	$—	$134	$135,049,958
Short-Term Investments	8,651,242	—	—	8,651,242
Total Investments	$143,701,066	$—	$134	$143,701,200

	Level 1	Level 2	Level 3	Total
Renaissance International IPO ETF
Common Stocks(1)	$7,409,823	$—	$18,788	$7,428,611
Short-Term Investments	151,675	—	—	151,675
Total Investments	$7,561,498	$—	$18,788	$7,580,286

(1)	See the Portfolio of Investments for industry/country classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. During the period ended March 31, 2023, there were no transfers between levels.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Renaissance IPO ETF	Common Stocks	Renaissance International IPO ETF	Common Stocks
Balance as of September 30, 2022	$135	Balance as of September 30, 2022	$18,952
Change in Unrealized Appreciation (Depreciation)	(1)	Change in Unrealized Appreciation (Depreciation)	(164)
Balance as of March 31, 2023	$134	Balance as of March 31, 2023	$18,788

At the close of the reporting period, Level 3 investments in securities represented approximately less than 0.01% of Renaissance IPO ETF and 0.25% of Renaissance International IPO ETF, of the Funds’ net assets, and were not considered a significant portion of the Funds’ portfolio.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited) (Continued)

C.  INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

D.  INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

2.  FEDERAL INCOME TAXES: It is the Funds’ intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to relieve them from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Funds’ 2022 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments.

A.  DISTRIBUTIONS TO SHAREHOLDERS: The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S. federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

3. FEES AND EXPENSES

A.  MANAGEMENT FEE: The Advisor serves as investment advisor to the Funds pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Funds, manages the investment of the Funds’ assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

Pursuant to a Supervision and Administration Agreement between the Trust, on behalf of the Funds, and the Advisor, the Advisor oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Funds.

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administration Agreement, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited) (Continued)

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Funds require under an all-in fee structure based on a percentage of the Funds’ average daily net assets at the annual rate of 0.60% for Renaissance IPO ETF and 0.80% for Renaissance International IPO ETF.

The Funds also bear certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Funds. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement.

B.  DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Funds. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Funds’ average daily net assets each year. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in the Funds.

4.  SHAREHOLDER TRANSACTIONS: The Funds issue and redeem Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of the Funds are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Funds, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Funds to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Funds (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Funds and ends on the next ex-dividend date. Transactions in capital shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets.

A fixed transaction fee of $300 per Creation Unit for the Renaissance IPO ETF and $750 per Creation Unit for the Renaissance International IPO ETF, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Variable transaction fees are received by the Trust and are used to defray trading costs. These amounts are included in Other Capital on the Statements of Changes in Net Assets. Fixed transaction fees are received by the Custodian.

5. INDEMNIFICATION: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the risk of loss due to these warranties appears to be remote.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited) (Continued)

6.  INVESTMENT TRANSACTIONS: For the six months ended March 31, 2023, the Renaissance IPO ETF had in-kind contributions of $44,910,720, in-kind redemptions of $65,184,950 and an in-kind net realized loss of $414,560. For the six months ended March 31, 2023, the Renaissance International IPO ETF had in-kind contributions of $0, in-kind redemptions of $2,440,886 and an in-kind net realized loss of $47,664.

The in-kind contributions and in-kind redemptions shown above may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts shown above represent the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transaction.

The length of time the Funds have held a particular security is not generally a consideration in investment decisions. A change in the securities held by each Fund is known as “portfolio turnover.” The Funds may engage in frequent and active trading of portfolio securities to achieve their investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Funds are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short- term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. The portfolio turnover rates are reported in the Financial Highlights.

For the six months ended March 31, 2023, the Renaissance IPO ETF made purchases with a cost of $67,309,280 and sales with proceeds of $87,905,681 of investment securities (excluding short-term securities including in-kind transactions of $44,853,249 in purchases and $65,182,182 in sales) and the Renaissance International IPO ETF made purchases with a cost of $3,538,497 and sales with proceeds of $5,975,034 of investment securities (excluding short-term securities including in-kind transactions of $0 in purchases and $2,397,260 in sales).

7.  SECURITIES LENDING: The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% for U.S. securities and 105% for international securities of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. Although the Funds will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower fail to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Funds) or become insolvent. The Funds may pay fees to the party arranging the loan of securities. In addition, the Funds will bear the risk of loss of any cash collateral that it invests. The Funds will then invest the cash collateral received in the State Street Navigator Securities Lending Government Money Market Portfolio and record a liability for the return of the collateral, during the period the securities are on loan. The Funds are subject to a lending limit of 33⅓% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Funds have the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Funds’ portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income.

See the Portfolio of Investments for information about the value of the securities on loan and their related collateral. The loaned securities are subject to enforceable netting arrangements and as of March 31, 2023, the value of the related collateral exceeded the value of the securities loaned.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited) (Continued)

		Gross Amounts not offset in the
		Statement of Financial Position
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the			Collateral
	of Recognized	Statement of	Statement of	Financial		Pledged	Net
Securities Lending	Liabilities	Financial Position	Financial Position	Instruments		(Received)	Amount
Renaissance IPO ETF	$8,651,242	$—	$8,651,242	$8,651,242	(a)	$—	$—
Renaissance International IPO ETF	$151,675	$—	$151,675	$151,675	(a)	$—	$—

(a)	Collateral for securities on loan is included in the Schedule of Investments

The following tables represent the amount of payables for cash collateral received on securities on loan as shown on the Statements of Assets and Liabilities for the six months ended March 31, 2023:

	Remaining Contractual Maturity of the Agreements
Renaissance IPO ETF	As of March 31, 2023
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$8,651,242	$—	$—	$—	$8,651,242
Total Borrowings	$8,651,242	$—	$—	$—	$8,651,242
Gross amount of recognized liabilities for securities lending transactions					$8,651,242

	Remaining Contractual Maturity of the Agreements
Renaissance International IPO ETF	As of March 31, 2023
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$151,675	$—	$—	$—	$151,675
Total Borrowings	$151,675	$—	$—	$—	$151,675
Gross amount of recognized liabilities for securities lending transactions					$151,675

8.  PRINCIPAL RISKS: Investors in the Funds should be willing to accept a high degree of volatility in the price of the Funds’ Shares and the possibility of significant losses. An investment in the Funds involves a substantial degree of risk. The Funds are subject to the principal investment risks noted below, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Funds. In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Funds’ Prospectus.

A. RISK OF INVESTING IN IPOs. The Funds invest in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Indices. The price of stocks included in the Indices may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited) (Continued)

B.  INFORMATION TECHNOLOGY RISK. Information technology companies frequently represent the largest sector in each Index. Within this sector, Software frequently represents the largest industry group (Renaissance IPO ETF only). Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

C.  CONSUMER DISCRETIONARY RISK. Consumer discretionary companies frequently represent one of the largest sectors in the Renaissance International IPO Index. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer demographics and preferences. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies. Moreover, changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in interest and exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition which may have an adverse impact on their profitability.

D.  SMALL AND MID-CAPITALIZATION COMPANY RISK. The Funds invest in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

E.  DEPOSITARY RECEIPT RISK. The Funds may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. GDRs are certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. The shares trade as domestic shares, but are offered for sale globally through the various bank branches. Sponsored ADRs or GDRs are issued with the support of the issuer of the foreign stock underlying the ADRs or GDRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs and GDRs in the Funds’ portfolios are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Funds’ portfolios. In addition, because the underlying securities of ADRs or GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs or GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Funds.

F.  REIT RISK. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in foreign, national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a Real Estate Investment Trust (a “REIT”) that fails to comply with foreign or domestic tax requirements affecting REITs may be subject to income taxation, including the U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Funds invest in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing return to the Fund on its investment in such company.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited) (Continued)

G.  PARTNERSHIP UNIT RISK. Investments in partnership units, such as master limited partnerships and trusts, involve risks that differ from an investment in common stock. Holders of partnership units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in partnership units. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a partnership, including a conflict arising as a result of incentive distribution payments.

H.  NON-U.S. ISSUER RISK. Certain companies in which the Funds may invest may be non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, such as the imposition of trading restrictions with or economic sanctions on foreign countries, taxation by foreign governments, political instability, and the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities. Diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which a Fund is invested. These developments include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war. In addition, such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon certain issuers in a country could result in an immediate freeze of that issuer’s securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. The selection of securities of non-U.S. issuers may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. The United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for EU markets. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expelled from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other sociopolitical or geopolitical issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

I. MARKET DISRUPTION RISKS RELATED TO RUSSIA-UKRAINE CONFLICT. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure a Fund may have to Russian issuers or the adjoining geographic regions.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited) (Continued)

J.  EMERGING MARKETS RISK. The Funds may invest a portion of their portfolios in securities of issuers located in emerging markets. Emerging market companies involve certain risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, unexpected market closures, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems. Companies in emerging market countries generally may be subject to less stringent regulatory, financial reporting, recordkeeping, accounting and auditing standards than companies in more developed countries, and information about such companies may be less available and reliable. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited. The Funds are not actively managed and do not select investments based on investor protection considerations.

K.  EQUITY SECURITIES RISK. The value of the equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Funds participate, or factors relating to specific issuers in which the Funds invest. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

L.  MARKET RISK. The prices of the securities in the Funds are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Funds may lose money. In addition, regional, national or global events such as regulatory changes, recessions, banking instability, shifts in monetary or trade policies could have a significant negative impact on securities markets and the Funds’ investments. Any of these events may lead to unexpected suspensions or closures of securities exchanges, business disruptions and closures, and reduced or disrupted operations for the Funds’ service providers or issuers in which the Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing.

M.  CYBERSECURITY RISK. The Trust and its service providers are subject to potential operational and information security risks from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional cyber events and may include, among other events, the stealing or corrupting of data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Trust or the Adviser, custodian, transfer agent, intermediaries, trading counterparties or other third-party service providers may adversely impact the Trust. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential (including proprietary) company information, impede trading, result in violations of applicable privacy and other laws, subject a Fund to regulatory fines, cause a Fund and its shareholders to experience financial losses, or cause reputational damage and/or otherwise disrupt normal business operations. The Trust may also incur additional costs for cybersecurity risk management purposes. The Trust has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyber-attacks, but there are inherent limitations in these plans and systems. For example, the nature of malicious cyber-attacks is becoming increasingly sophisticated; the Trust cannot control the cybersecurity systems of issuers or third-party service providers; and certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cybersecurity breaches may not be detected. The Trust and its shareholders could be negatively impacted as a result.

N.  INDEX TRACKING RISK. The Funds’ returns may not match the returns of the Indices for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Index and incurs costs associated with buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of its Index. Because the Funds bear the costs and risks associated with buying and selling securities while such costs and risks are not factored into the returns of the Indices, the Funds’ returns may deviate significantly from the returns of the Indices. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions in which they are represented in the Indices, due to legal restrictions or other limitations. To the extent that a Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices, a Fund’s ability to track its Index may be adversely affected.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited) (Continued)

O.  REPLICATION MANAGEMENT RISK. An investment in the Funds involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Funds are not “actively” managed, unless a specific security is removed from one of the Indices, the Funds generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Funds’ performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

P.  MARKET TRADING RISK. The Funds face numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV and wider bid-ask spreads. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Funds’ creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Funds being unable to trade certain securities or financial instruments at all. In these circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Funds’ NAV and wider bid-ask spreads.

Q.  PREMIUM/DISCOUNT RISK. Shares trade on a stock exchange at prices at, above or below a Fund’s most recent NAV. Each Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from a Fund’s NAV. In addition, disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This can be reflected as a spread between the bid and ask prices for a Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Index trading individually or in the aggregate at any point in time. Additionally, authorized participants may be less willing to create or redeem the Shares if there is a lack of an active market for such Shares or a Fund’s underlying investments, which may contribute to the Shares trading at a premium or discount. Any of these factors discussed herein, among others, may lead to the Shares trading at a premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

R.  NON-DIVERSIFIED RISK. The Funds are classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Funds’ NAV and may make the Funds more volatile than more diversified funds. The Funds may be particularly vulnerable to this risk because they seek to replicate indices that are comprised of a limited number of securities.

S.  CONCENTRATION RISK. A Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent its Index concentrates in a particular sector or sectors or industry or group of industries. The Funds may be subject to the risk that economic, political or other conditions that have a negative effect on that sector or industry will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of sectors or industries.

T.  PORTFOLIO TURNOVER RISK. The Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Indices. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gain distributions to a Fund’s shareholders, the Funds will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2023 (Unaudited) (Continued)

U.  SECURITIES LENDING RISK. The Funds may engage in securities lending. Securities lending involves the risk that the fund may lose money because the borrower of the Funds’ loaned securities fails to return the securities in a timely manner or at all. The Funds could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Funds.

V.  CUSTODY RISK. The Renaissance International IPO ETF invests in securities on non-U.S. exchanges. Custody risk refers to risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

W.  CURRENCY RISK. The Funds hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of the Funds’ Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

X.  VALUATION RISK. The sales price each fund could receive for a security may differ from a Fund’s valuation of the security and may differ from the value used by an Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Renaissance International IPO ETF does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

Y.  AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other authorized participant is able to step forward to create or redeem Creation Units (as defined above), this may result in a significantly diminished trading market for Shares, and Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that authorized participants may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Z. COVID-19 RISK. The global outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

9. SUBSEQUENT EVENTS: The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records

Information regarding how the Funds voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-486-6645 or by referring to the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Previously, the Trust filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.renaissancecapital.com.

Cost of Investing

Shareholders of the Funds will incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help the shareholder understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended March 31, 2023.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Renaissance IPO ETF charges a transaction fee of $300 per Creation Unit and the Renaissance International IPO ETF charges a transaction fee of $750 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	(10/1/22)	(3/31/23)	(10/1/22-3/31/23)	Expense Ratio
Renaissance IPO ETF
Actual	$1,000	$1,031	$3.04	0.60%
Hypothetical	$1,000	$1,022	$3.02	0.60%
(5% return before expenses)

Renaissance International IPO ETF
Actual	$1,000	$1,137	$4.26	0.80%
Hypothetical	$1,000	$1,021	$4.03	0.80%
(5% return before expenses)

*	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2023 (Unaudited) (Continued)

Renewal of Investment Advisory Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of Renaissance Capital Greenwich Funds (the “Trust”) held on November 18, 2022 the Board, including the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (hereafter, the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital LLC (the “Adviser”) and the Trust, on behalf of the Renaissance IPO ETF and Renaissance International IPO ETF (the “Funds”).

In connection with considering the approval of the continuance of the Advisory Agreement, the Independent Trustees met in executive session with counsel (“Counsel”) to discuss the continuance of the Advisory Agreement and the information provided in connection with the renewal. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreement, reviewed the information provided by the Adviser in connection with its consideration of the continuation of the Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving such an agreement.

In considering whether to approve the continuation of the Advisory Agreement for an additional year, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting and other information from Counsel and from the Adviser, including: (i) a copy of the Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser provided to the Funds; (iii) information concerning the Adviser’s financial condition, profitability, business, operations, portfolio management team and compliance programs; (iv) information describing each Fund’s advisory fee and expenses; and (v) a memorandum from Counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board considered the information presented at Board meetings over the last year. In addition, the Board considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the performance, advisory fees and expenses of the Funds with the performance, advisory fees and expenses of the peer group.

The Board, including the Independent Trustees, considered the following factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of each Fund and the Adviser; (3) comparison of fees charged by the Adviser and other investment advisers to similar funds, and the cost of services provided and the profits realized by the Adviser and its affiliates; (4) the extent to which economies of scale were realized as each Fund grew; (5) whether the fee levels reflected these economies of scale; (6) the depth of experience and knowledge of the Adviser with respect to the IPO market; and (7) “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds, among other factors deemed relevant by the Board. No one factor was determinative in the Board’s deliberative process, and the Trustees may have assigned different weight to different factors in arriving at their conclusions.

The Board, including the Independent Trustees, considered and discussed the following with respect to each Fund:

Nature, Extent and Quality of Services Provided by the Adviser. The Board reviewed the services that the Adviser provides to the Funds, including, but not limited to, managing the day-to-day investment of the assets of the Funds in accordance with the stated investment objective and policies of each Fund. The Board reviewed the professional personnel of the Adviser and discussed their qualifications. On this basis, the Board concluded that they were satisfied with the nature, extent and quality of the services provided by the Adviser.

Investment Performance of the Funds and the Adviser. The Board considered the Funds’ performance history and market conditions over the last year. The Board considered that each Fund had closely tracked its respective underlying index. The Board considered tracking error data provided by the Adviser to the Board for the Meeting and at prior meetings. The Board also considered information about the premium/discount history of the Funds provided by the Adviser to the Board for the Meeting and at prior meetings, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value of the Funds, and by how much, measured in basis points. The Board reviewed the performance of each Fund as compared to the performance of the peer group, noting certain differences among the funds included in the peer group. The Board concluded that they were satisfied with the investment performance of the Funds under the Adviser’s management, including the tracking error of the Funds.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2023 (Unaudited) (Continued)

Costs of Advisory Services. The Board reviewed the report of the advisory fee and expenses of each Fund as compared to the advisory fees and expenses of the peer group. The Trustees noted the Funds’ unitary fee structure. The Board considered the peer group report and concluded that each Fund’s respective advisory fee and expenses were comparable to the peer group, in light of the unique nature of the Funds as IPO-focused funds and their use of a unitary fee structure versus an unbundled fee structure used by certain of the peers. In addition, the Board considered “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds. After review of this information, the Board concluded that each Fund’s advisory fee and expenses were reasonable.

Profitability. The Board considered the level of profitability of the Adviser from its relationship with the Funds. The Board concluded that the Adviser’s current level of profitability was reasonable.

Economies of Scale. The Board reviewed each Fund’s current asset level and concluded that the Funds had not yet reached the level where economies of scale could be achieved.

Conclusion. Based on their deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement were fair and reasonable; (b) concluded that each Fund’s advisory fee and expenses were reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to continue the Advisory Agreement for another year.

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Renaissance IPO ETFs
Statement Regarding Liquidity Risk Management Program

The Trust has adopted a liquidity risk management program (the “Program”) on behalf of the Funds pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”).

In accordance with the requirements of the Liquidity Rule, the Program contains policies and procedures reasonably designed to ensure effective assessment, management and periodic review the Funds’ liquidity risks. Liquidity risk is defined in the Liquidity Rule as the risk that a Fund could not meet shareholder redemption requests without significant dilution of shareholders’ interests in the Funds.

The Board of Trustees of the Trust (the “Board”) previously approved the designation of the Advisor as the administrator for the Program (the “Administrator”). The Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis, as described in the Program and in quarterly reports provided to the Board. As required by the Liquidity Rule, the Administrator provided the Board of Trustees (the “Board”) with a written report (the “Report”) addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from October 1, 2021 through September 30, 2022 (the “Reporting Period”).

The Report discussed the operations of the Program over the Reporting Period and highlighted relevant liquidity considerations with respect to the Funds arising during the Reporting Period. The Report noted that the Program operated as intended during the Reporting Period, including during periods of volatility.

In connection with the annual Program review, the Administrator conducted the annual assessment of the Funds’ liquidity risks pursuant to the Program, including a review of each Fund’s investment objective and strategies and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, and consideration of whether the Funds’ strategies remain appropriate for an open-end fund. The Report noted that the liquidity of each Fund’s portfolio of investments remained high during the Reporting Period in line with expectations in light of the Fund’s investment strategy and underlying index rules and concluded that the Funds’ investment strategies remain appropriate for open-end funds. The Report further noted that no leverage or derivatives are used in implementing the Funds’ principal investment strategies and there were no significant liquidity events affecting the Funds during the Reporting Period.

In conducting its review, the Administrator also considered the relationship between the Funds’ portfolio liquidity and Fund share prices, bid-ask spreads and other trading metrics as well as the effect of basket composition on liquidity management. The Report noted that the arbitrage function operated efficiently during the Reporting Period. The review included an analysis of the Funds’ redemption transactions during the Reporting Period and it was determined that the Funds continue to qualify as In-Kind ETFs as defined in the Liquidity Rule and pursuant to applicable provisions of the Program. The Report indicated that the liquidity risks of the Funds are minimal and the Funds were able to meet redemption requests during the Reporting Period without significant dilution of remaining investors in the Funds in accordance with the requirements of the Liquidity Rule. The Report noted that the Funds did not experience any adverse liquidity events in connection with creation and redemption activity during the Reporting Period and that there were no material changes in the Funds’ liquidity characteristics as a result of strategy changes or material changes in a Fund’s portfolio composition or underlying index.

Illiquid investments held in the Funds are tracked daily and the Report noted that the Funds were in compliance with the 15% limitation on illiquid investments at all times during the Reporting Period.

Based upon the review conducted, the Report concluded that the Program was implemented and operated effectively during the Reporting Period and is reasonably designed to assess, manage and review the liquidity risk of the Funds and to comply with the requirements of the Liquidity Rule. Additionally, no material changes were recommended in the Report.

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(b)	Not applicable.

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certification(s) required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) are attached hereto.

(a)(3) Not applicable to the filing.

(a)(4) Not applicable.

(b)       The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By: /s/ William K. Smith

William K. Smith,

President and Treasurer

Date: May 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William K. Smith

William K. Smith,

President and Treasurer

Date: May 31, 2023